TOTAL OPERATING COSTS - Average Number of Employees (Details) - employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of products and services [line items]
Total average staff employed	22,200	23,300	23,500
Commercial
Disclosure of products and services [line items]
Total average staff employed	7,300	7,600	7,700
Supply chain
Disclosure of products and services [line items]
Total average staff employed	12,400	13,100	13,100
Support functions
Disclosure of products and services [line items]
Total average staff employed	2,500	2,600	2,700